INCOME TAX	12 Months Ended
Dec. 31, 2020
INCOME TAX
INCOME TAX

NOTE 8 — INCOME TAX

The Company’s net deferred tax assets at December 31, 2020 and 2019 were as follows:

	December 31, 2020	December 31, 2019
Deferred tax assets
Net operating loss carryforward	$49,154	$—
Unrealized gain on marketable securities	(6,726)	—
Total deferred tax assets	42,428	—
Valuation Allowance	(42,428)	—
Deferred tax assets	$—	$—

The income tax provision for the year ended December 31, 2020 and for the period from November 12, 2019 (inception) through December 31, 2019 consisted of the following:

	December 31, 2020	December 31, 2019
Federal
Current	$—	$—
Deferred	(42,428)	—
State and Local
Current	—	—
Deferred	—	—
Change in valuation allowance	(42,428)	—
Income tax provision	$—	$—

As of December 31, 2020 and 2019, the Company had $234,067 and $0, respectively, of U.S. federal net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2020, the change in the valuation allowance was $42,428. For the period from November 12, 2019 (inception) through December 31, 2019, the change in the valuation allowance was $0.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2020 and 2019 is as follows:

	December 31,	December 31,
	2020	2019
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Business combination expenses	(17.1)%	0.0%
Meals and entertainment	0.0%	0.3%
Valuation allowance	(3.9)%	0.0%
Income tax provision	0.0%	21.3%

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company's tax returns since inception remain open to examination by the taxing authorities.